Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2016
Debt Disclosure [Abstract]
Summary of Long-Term Debt

	Year Ended December 31,
	2016 $	2015 $
Revolving credit facilities due through 2021	466,195	530,971
Term loans due through 2021	475,466	635,330
Total principal	941,661	1,166,301
Less: unamortized discount and debt issuance costs	(8,645)	(1,696)
Total debt	933,016	1,164,605
Less: current portion	(171,019)	(174,047)
Non-current portion of long-term debt	761,997	990,558